European Union's Emissions Trading System (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
European Union's Allowances	$ 26,076		$ 26,076		$ 12,945
European Union's Allowances, Current	12,970		12,970
European Union's Allowances, Non Current	13,106		13,106
Voyage Revenues [Member]
EU allowances income	5,097	$ 1,688	8,883	$ 3,185
Voyage Expenses [Member]
EU allowances expensed	7,468	2,604	13,025	5,118
European Union Emissions Trading System, Emissions Allowances, Remeasurement Expense	715	$ 6	694	$ 47
Accounts Receivable [Member]
EU allowances that have not been collected	10,285		10,285		6,739
EU Allowances received from charterers	$ 6,361		$ 6,361		$ 3,670